Summary of Significant Accounting Policies (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jan. 20, 2016 $ / shares	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Number of operating segments | segment		1
Required cash on hand with Federal Reserve Bank		$ 1,351,000	$ 2,623,000
Gross unrealized losses		$ 0	$ 0
Core Deposits [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Intangible asset useful life		7 years
Amortization of core deposit intangible asset, FY 2016		$ 40,857
Amortization of core deposit intangible asset, FY 2017		$ 10,215
Subsequent Event [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Dividends, date declared	Jan. 20, 2016
Percentage increase in dividend	22.20%
Dividends payable (dollars per share) | $ / shares	$ 0.11
Dividends, date to be paid	Mar. 15, 2016
Dividends, date of record	Feb. 29, 2016
Ohio State Bancshares, Inc. [Member] | Core Deposits [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Intangible asset useful life		10 years
Amortization of core deposit intangible asset, FY 2016		$ 96,470
Amortization of core deposit intangible asset, FY 2017		96,470
Amortization of core deposit intangible asset, FY 2018		96,470
Amortization of core deposit intangible asset, FY 2019		96,470
Amortization of core deposit intangible asset, FY 2020		96,470
Amortization of core deposit intangible asset each year, FY 2020, 2021, 2022, and 2023		96,470
Amortization of core deposit intangible asset, FY 2024		$ 80,388
Minimum [Member] | Building [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant, and equipment, useful life		20 years
Minimum [Member] | Equipment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant, and equipment, useful life		3 years
Maximum [Member] | Building [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant, and equipment, useful life		40 years
Maximum [Member] | Equipment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant, and equipment, useful life		10 years